Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2010 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.21%
Past 5 years	5.19%
Since Inception	4.29%	[1]
Fidelity Flex Freedom Blend 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.92%
Past 5 years	3.55%
Since Inception	2.66%	[1]
Fidelity Flex Freedom Blend 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.14%
Past 5 years	3.55%
Since Inception	2.83%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.00%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	4.24%

[1]	A From June 8, 2017 .